Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2023
Share-based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
The following table summarizes the share option awards outstanding as of September 30, 2023:

	Average strike price per share in USD	Number of awards	Weighted average remaining life in years
December 31, 2022	18.30	10,755,494	8.46
Granted	2.39	3,436,141	8.57
Option Exchange - Granted	2.06	898,585	8.57
Forfeited	13.29	(2,110,729)	N/A
Option Exchange - Forfeited	22.55	(2,197,458)	N/A
September 30, 2023	11.58	10,782,033	8.08

Schedule of Fair Value Assumption For Options Granted
The fair values of the options granted under the Equity Incentive Plan 2019 during the three and nine months ended September 30, 2023 were determined on the date of the grant using the following assumptions:

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Share price, in USD	0.82 - 1.51	4.83 - 8.54	0.82 - 5.45	4.83 - 19.69
Strike price, in USD	0.82 - 1.51	4.83 - 8.54	0.82 - 5.45	4.83 - 19.69
Expected volatility, in %	80%	70% to 80%	75% to 80%	70% to 80%
Award life, in years	6.08	6.08	6.08	6.08
Expected dividends	—	—	—	—
Risk-free interest rate, in %	4.11% - 4.62%	2.61% - 3.77%	3.39% - 4.62%	1.46% - 3.77%

Schedule of Other Equity Instruments Outstanding

	Number of awards	Weighted average grant date fair value
December 31, 2022	1,585,877	13.26
Granted	979,680	2.13
Vested	(1,323,841)	10.15
Forfeited	(259,258)	8.10
September 30, 2023	982,458	8.27

Schedule of Share-based Compensation Reserve
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

	Three months ended		Nine months ended
(in KUSD)	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Equity Incentive Plan 2019 - Share Options	1,277	8,193	5,343	27,158
Equity Incentive Plan 2019 - RSUs	728	6,372	5,649	15,135
ESPP Expense	78	—	283	—
Tax and social charge deductions - Incentive Plan 2019	—	—	—	(512)
Total	2,083	14,565	11,275	41,781